Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
Disclosureofnumberandweightedaverageexercisepricesofshareoptions [Abstract]
Number stock options, Beginning balance | shares	1,465,295	392,850
Number stock options, Granted | shares	1,144,000	1,072,445
Number stock options, Exercised | shares	(34,000)	0
Number stock options, Forfeited | shares	(105,000)	0
Number stock options, Ending balance | shares	2,470,295	1,465,295
Beginning balance, Weighted average | € / shares	€ 1.85	€ 0.01
Granted , Weighted average | € / shares	15.80	2.53
Exercised , Weighted average | € / shares	2.38	0
Forfeited , Weighted average | € / shares	16.67	0
Ending balance, Weighted average | € / shares	€ 9.18	€ 1.85